Stock-Based Compensation (Details) - Schedule of assumptions used for valuing stock options granted	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stock-Based Compensation (Details) - Schedule of assumptions used for valuing stock options granted [Line Items]
Expected dividend yield		0.00%	0.00%
Risk-free interest rate	1.51%	0.34%
Expected weighted-average life of options		6 years 14 days	5 years 11 months 12 days
Minimum [Member]
Stock-Based Compensation (Details) - Schedule of assumptions used for valuing stock options granted [Line Items]
Expected volatility		71.40%	83.50%
Risk-free interest rate		0.64%	0.32%
Maximum [Member]
Stock-Based Compensation (Details) - Schedule of assumptions used for valuing stock options granted [Line Items]
Expected volatility		92.80%	92.00%
Risk-free interest rate		1.38%	0.54%